Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Expense [Abstract]
Employee post-retirement benefit plans contribution	$ 931	$ 899	$ 608